13F-HR
<PERIOD>			12/31/02
<FILER>
CIK			0001034646
CCC			nyjrdm@8
</FILER>
<SRO>			NONE
<DOCUMENT-COUNT>	1
<SUBMISSION-CONTACT>
NAME			LOUISE ORZO
PHONE		212-317-0200
</SUBMISSION-CONTACT>
<NOTIFY-INTERNET>	NICADV@AOL.COM

				13F-HR
			FORM 13F HOLDINGS REPORT

				UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
				WASHINGTON, D.C. 20549

				FORM 13F

				FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED DECEMBER 31, 2002

Check here if Amendment [ ]; Amendment Number:

This Amendment (check only one.)	[ ] is a restatement.
						[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Nicholas Advisors, Inc.
Address:	126 East 56 Street
		Suite 1510
		New York, NY 10022

13F File Number:  28-6218

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  	Nancy J. O. Luburich
Title:  	Administrative Officer
Phone:  	212-317-0200
Signature, Place, and Date of Signing:
Nancy J. O. Luburich New York, NY Feb. 11, 2003

Report type (Check only one):

[X]	13F HOLDING REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:

Form 13 F Information Table Value Total: $128,608,060













Form 13 F information Table








Value
Shares/
Sh/
Put/
Invstmt
Other
Voting Authority
Name of Issuer
Title of Class
CUSIP
(x$1000)
PRN AMT
PRN
Call
Dscretn
Mngrs
Sole
Shared
None
























Aksys Ltd.
COM
010196103
159
30000
SH

SOLE

30000
0
0
American Int'l Group
COM
026874107
2783
48113
SH

SOLE

48113
0
0
Amgen Inc.
COM
031162100
2284
47250
SH

SOLE

47250
0
0
AOL Time Warner
COM
00184A105
762
58237
SH

SOLE

58237
0
0
Applied Biosystems Group
COM
038020103
561
32000
SH

SOLE

32000
0
0
AT&T Wireless Services, Inc.
COM
00209A106
1101
194900
SH

SOLE

194900
0
0
Barr Laboratories, Inc.
COM
068306109
2639
40550
SH

SOLE

40550
0
0
Basic Industries Select Sector
COM
81369Y100
388
19600
SH

SOLE

19600
0
0
Biogen Inc. (bgen)
COM
090597105
1456
36350
SH

SOLE

36350
0
0
Boston Scientific
COM
101137107
10295
242126
SH

SOLE

242126
0
0
C.R. Bard, Inc.
COM
067383109
1800
31050
SH

SOLE

31050
0
0
Cardinal Health Inc.
COM
14149Y108
2185
36925
SH

SOLE

36925
0
0
Charter Comm Inc.10.75% 10/1/2009
BOND
16117pat7
452
1000000
SH

SOLE

1000000
0
0
Chevron Texaco
COM
166764100
1404
21127
SH

SOLE

21127
0
0
Cisco Systems Inc.
COM
17275R102
1699
129704
SH

SOLE

129704
0
0
CitiGroup
COM
172967101
3408
96854
SH

SOLE

96854
0
0
Colgate-Palmolive
COM
194162103
2584
49300
SH

SOLE

49300
0
0
Comcast Corporation Class A Sp
COM
20030N200
2229
98700
SH

SOLE

98700
0
0
Consolidated Edison
COM
209115104
2753
64315
SH

SOLE

64315
0
0
CV Therapeutics, Inc.
COM
126667104
573
31500
SH

SOLE

31500
0
0
CVS Corp.
COM
126650100
1867
74800
SH

SOLE

74800
0
0
Disney (Walt) Co.
COM
254687106
1851
113500
SH

SOLE

113500
0
0
Double Click
COM
258609304
584
103300
SH

SOLE

103300
0
0
Duke Energy Co.
COM
264399106
284
14550
SH

SOLE

14550
0
0
El Paso Corporation
COM
283905107
112
16217
SH

SOLE

16217
0
0
Electronic Arts Inc.
COM
285512109
756
15200
SH

SOLE

15200
0
0
EMC Corp
COM
268648102
159
25950
SH

SOLE

25950
0
0
Exxon Mobil Corporation
COM
30231G102
3176
90899
SH

SOLE

90899
0
0
FedEx Corporation
COM
31428X106
1968
36300
SH

SOLE

36300
0
0
FleetBoston Financial Corp.
COM
339030108
455
18750
SH

SOLE

18750
0
0
Gemstar-TV Guide Intl.
COM
36866W106
42
13100
SH

SOLE

13100
0
0
General Electric Co.
COM
369604103
2613
107325
SH

SOLE

107325
0
0
Intel Corp.
COM
458140100
1866
119900
SH

SOLE

119900
0
0
Intl Business Machine
COM
459200101
2883
37200
SH

SOLE

37200
0
0
Intersil Corp
COM
46069S109
1581
113450
SH

SOLE

113450
0
0
iSHR Nasdaq Biotech Inde
COM
464287556
550
11150
SH

SOLE

11150
0
0
iSHR Russell 2000 Small Cap
COM
464287655
2350
31000
SH

SOLE

31000
0
0
J.P. Morgan Chase & Co.
COM
46625H100
2646
110275
SH

SOLE

110275
0
0
Johnson & Johnson
COM
478160104
627
11685
SH

SOLE

11685
0
0
Kraft Foods, Inc.
COM
50075N104
1573
40420
SH

SOLE

40420
0
0
Lehman Bros. Hldgs Inc.
COM
524908100
3220
60425
SH

SOLE

60425
0
0
Liberty Media Corporation
COM
530718105
2364
264514
SH

SOLE

264514
0
0
Lilly, Eli & Co.
COM
532457108
375
5915
SH

SOLE

5915
0
0
Lowes Companies Inc.
COM
548661107
2566
68440
SH

SOLE

68440
0
0
Masco Corp.
COM
574599106
2254
107100
SH

SOLE

107100
0
0
Medtronic Inc.
COM
585055106
2220
48700
SH

SOLE

48700
0
0
Merck & Co.
COM
589331107
2391
42245
SH

SOLE

42245
0
0
Microsoft Corp.
COM
594918104
3556
68800
SH

SOLE

68800
0
0
Millennium Pharm. Inc
COM
599902103
849
107000
SH

SOLE

107000
0
0
Morgan Stanley
COM
617446448
2990
74900
SH

SOLE

74900
0
0
Myriad Genetics, Inc.
COM
62855J104
584
40000
SH

SOLE

40000
0
0
NaviSite Inc.
COM
63935M109
11
75000
SH

SOLE

75000
0
0
Nortel Networks
COM
656568102
89
55500
SH

SOLE

55500
0
0
Novartis AG
COM
66987V109
464
12650
SH

SOLE

12650
0
0
Nuveen NY Investment Quality M
MT FDS
67062X101
155
10000
SH

SOLE

10000
0
0
Nuveen NY Select Quality Munic
MT FDS
670976109
152
10000
SH

SOLE

10000
0
0
Omnicare, Inc.
COM
681904108
2466
103500
SH

SOLE

103500
0
0
Pepsico, Inc.
COM
713448108
2741
64945
SH

SOLE

64945
0
0
Pfizer, Inc.
COM
717081103
1833
59976
SH

SOLE

59976
0
0
Pixelworks, Inc.
COM
72581M107
597
103100
SH

SOLE

103100
0
0
Raytheon Company
COM
755111507
2533
82400
SH

SOLE

82400
0
0
S&P Mid Cap 400 Index
COM
464287507
2521
29280
SH

SOLE

29280
0
0
Scientific Atlanta Inc.
COM
808655104
1028
86700
SH

SOLE

86700
0
0
Sun Microsystems
COM
866810104
55
18000
SH

SOLE

18000
0
0
Target Corporation
COM
87612E106
2091
69725
SH

SOLE

69725
0
0
Tyco International
COM
902124106
1673
98000
SH

SOLE

98000
0
0
U.S. Treasury Bond
COM
912810DW5
64
50000
SH

SOLE

50000
0
0
Verizon Communications
COM
92343V104
2142
55300
SH

SOLE

55300
0
0
Vertex Pharmaceuticals
COM
92532F100
634
40000
SH

SOLE

40000
0
0
Viacom Inc. Cl. B
COM
925524308
2869
70391
SH

SOLE

70391
0
0
Vodafone
COM
92857W100
181
10000
SH

SOLE

10000
0
0
Wal Mart Stores Inc.
COM
931142103
1971
39025
SH

SOLE

39025
0
0
Wellpoint Hlth Networks A
COM
94973H108
2692
37843
SH

SOLE

37843
0
0
Wells Fargo & Co.
COM
949746101
2027
43250
SH

SOLE

43250
0
0
Wendy's International Inc.
COM
950590109
2307
85250
SH

SOLE

85250
0
0
Williams-Sonoma, Inc.
COM
969904101
1835
67600
SH

SOLE

67600
0
0
Xerox Corp.
COM
984121103
613
76200
SH

SOLE

76200
0
0